SHORT-TERM INVESTMENTS	12 Months Ended
Jun. 30, 2021
Disclosure of short-term investments [Abstract]
SHORT-TERM INVESTMENTS

4.SHORT-TERM INVESTMENTS

Short-term investments consist of the following:

	June 30, 2021	June 30, 2020	July 1, 2019
Guaranteed Investment Certificates	$-	$14,677,890	$-
Bonds	143,914	462,829	8,361,655
	$143,914	$15,140,719	$8,361,655

The Company acquired guaranteed investment certificates ("GICs") through major Canadian financial institutions.  These GICs were held to receive interest payments until maturity.  The Company accounts for the GICs at amortized cost at each reporting date.

The Company acquired bonds issued by other companies from various industries through the open market.  These bonds were held to receive coupon interest payments and to realize potential gains.  The bonds may also be disposed on demand through the open market should the Company require funds for operational or investment needs.  The Company accounts for the bonds at fair value at each reporting date.

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New Pacific Metals Corp.
Notes to the Consolidated Financial Statements
(Expressed in US dollars)

The continuity of GICs is summarized as follows:

Amount
Balance, July 1, 2019	$-
Acquisition	14,895,360
Interest earned	2,255
Foreign currency translation impact	(219,725)
Balance, June 30, 2020	$14,677,890
Interest earned	69,206
Interest received	(70,964)
Disposition	(15,596,974)
Foreign currency translation impact	920,842
Balance, June 30, 2021	$-

The continuity of bonds is summarized as follows:

Amount
Balance, July 1, 2019	$8,361,655
Interest earned	269,275
Loss on fair value change	(279,768)
Coupon payment	(299,005)
Disposition	(7,589,328)
Balance, June 30, 2020	$462,829
Loss on fair value change	(318,915)
Balance, June 30, 2021	$143,914